Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
Related party transactions
In connection with our CCIP, one of the Participating Customers, Intel, acquired ordinary shares equal to 15.0 percent of our issued share capital (calculated giving effect to our synthetic share buyback in November 2012). Due to the equity investment, Intel was considered a related party of ASML as of July 9, 2012. As of December 31, 2017, Intel has reduced its shareholding in ASML to 5.0 percent and is no longer considered a related party.
The total net sales and the net outstanding liability to Intel (and its affiliates) were as follows:

Year ended December 31	2015	2016	2017
(in millions)	EUR	EUR	EUR
Total net sales to Intel	618.1	1,402.0	1,734.0
Net outstanding liability to Intel	700.2	379.8	166.1

On June 29, 2017, we completed the acquisition of a 24.9 percent interest in Carl Zeiss SMT Holding GmbH & Co. KG, which owns 100 percent of the shares in Carl Zeiss SMT GmbH, to strengthen the long-standing and successful partnership and to facilitate the development of the future generation of EUV lithography systems. Based on the 24.9 percent investment and our relationship with Carl Zeiss SMT GmbH being our single supplier of optical columns essential to our chip-making systems, Carl Zeiss SMT Holding GmbH & Co. KG and its subsidiaries are considered related parties of ASML as of June 29, 2017.
On November 3, 2016 we agreed with Carl Zeiss SMT GmbH to support their R&D costs, capital expenditures and other supply chain investments, in respect of High-NA, for an amount of EUR 760.0 million over 6 years, beginning in 2016. During 2017, we agreed to fund an additional EUR 325.0 million. In 2017 we paid an amount of EUR 147.5 million (2016: EUR 12.0 million). As of December 31, 2017 our estimated remaining commitment to Carl Zeiss SMT GmbH amounts to EUR 925.5 million (2016: EUR 748.0 million).
From time to time, ASML makes non-interest bearing advance payments to Carl Zeiss SMT GmbH supporting their work-in-process, thereby securing lens and optical column deliveries to us. Amounts included in these advance payments are settled through future lens or optical column deliveries.
The total purchases, sales and outstanding balances to and from Carl Zeiss SMT Holding GmbH & Co. KG and its subsidiaries were as follows:

Year ended December 31	2015	2016	2017
(in millions)	EUR	EUR	EUR

Total purchases from Carl Zeiss SMT Holding GmbH & Co. KG	896.3	967.7	1,141.6

As of December 31		2016	2017
(in millions)		EUR	EUR

Advance payments to Carl Zeiss SMT Holding GmbH & Co. KG		383.3	497.5
Net trade payables to Carl Zeiss SMT Holding GmbH & Co. KG		40.2	143.2

For more details in relation to our 24.9 percent interest in Carl Zeiss SMT Holding GmbH & Co. KG see Note 10 Equity method investments.
There have been no transactions during our most recent fiscal year, and there are currently no transactions, between ASML or any of its subsidiaries, and any other significant shareholder, and any director or officer or any relative or spouse thereof other than ordinary course (compensation) arrangements. During our most recent fiscal year, there has been no, and at present there is no, outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof, other than the virtual financing arrangement with respect to shares described under Note 18 Employee benefits. Furthermore, ASML has not granted any personal loans, guarantees, or the like to members of the BoM or SB.